Investment Objectives and Goals - Destinations Real Assets Fund	Nov. 13, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Real Assets Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long term capital appreciation.